Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 227,120	$ 192,863	$ 118,003
Cost of revenues (including share-based compensation of US$147, US$136 and US$1,463 for the years ended December 31, 2009, 2010 and 2011 respectively)	(167,520)	(130,862)	(81,976)
Gross profit	59,600	62,001	36,027
Operating expenses:
Selling and marketing expenses (including share-based compensation of US$158, US$354 and US$7,427 for the years ended December 31, 2009, 2010 and 2011 respectively)	(20,263)	(11,138)	(6,199)
General and administrative expenses (including share-based compensation of US$938, US$2,434 and US$10,476 for the years ended December 31, 2009, 2010 and 2011 respectively)	(45,065)	(21,605)	(12,627)
Research and development costs	(5,956)	(2,741)	(1,496)
Loss on impairment of intangible assets	(8,552)
Loss on impairment of goodwill	(21,457)
Changes in fair value of contingent consideration for business acquisitions	(1,669)	(3,880)	(549)
Total operating expenses	(102,962)	(39,364)	(20,871)
Government subsidies	255	123	56
Income (loss) from operations	(43,107)	22,760	15,212
Interest expense	(935)	(475)	(96)
Interest income	1,194	498	118
Gain on short-term investment			44
Income (loss) before provisions for income taxes	(42,848)	22,783	15,278
Provisions for income taxes (benefit)	1,791	(4,100)	(2,241)
Net income (loss)	(41,057)	18,683	13,037
Less: Net (income)loss attributable to noncontrolling interest	233	(86)	(71)
Net income (loss) attributable to Camelot Information Systems Inc.	$ (40,824)	$ 18,597	$ 12,966
Net income (loss) attributable to Camelot Information Systems Inc. ordinary shareholders
Basic	$ (0.23)	$ 0.12	$ 0.10
Diluted	$ (0.23)	$ 0.11	$ 0.10
Weighted average shares used in calculating net income/(loss) per ordinary share
Basic	179,954,056	128,663,415	82,035,859
Diluted	179,954,056	165,258,030	133,017,168